Summary of Significant Accounting Policies (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) segment shares	Dec. 31, 2024 USD ($) segment shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2024 USD ($)
Summary of Significant Accounting Policies [Line Items]
Operating segment (in segment) | segment	1	1
Reporting units	1	1
Other income	¥ 1,588	$ 218	¥ 6,853	¥ 10,094
Advertising and market promotion expenses	6,916	$ 947	1,350	2,118
Employee benefits	¥ 20,060		¥ 18,181	¥ 19,261	$ 2,748
Value added tax rates	13.00%	13.00%
Percentage of general reserve fund	10.00%	10.00%
Percentage of reserve	50.00%	50.00%
Statutory surplus fund percentage	10.00%	10.00%
Percentage of surplus fund	50.00%	50.00%
HCHY [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of non-controlling interest	49.00%				49.00%
SXFJ [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of non-controlling interest	49.00%				49.00%
Scienjoy Verse [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of non-controlling interest	49.00%				49.00%
SJ Verse [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of non-controlling interest	10.00%				10.00%
Scenovo SG [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of non-controlling interest	49.00%				49.00%
Techjoy SG [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of non-controlling interest	30.00%				30.00%
Beelive Earn-Out Target [Member]
Summary of Significant Accounting Policies [Line Items]
Issuable shares (in Shares)				995,118
Weiliantong acquisition [Member]
Summary of Significant Accounting Policies [Line Items]
Issuable shares (in Shares)	636,691	636,691	636,691	636,691
Weiliantong Earn-out Target 2023 [Member]
Summary of Significant Accounting Policies [Line Items]
Issuable shares (in Shares)	403,089	403,089	403,089
US [Member]
Summary of Significant Accounting Policies [Line Items]
Rate percentage	1				1
RMB [Member]
Summary of Significant Accounting Policies [Line Items]
Rate percentage	7.2993				7.2993
Weiliantong Earn-out Target 2022 [Member]
Summary of Significant Accounting Policies [Line Items]
Issuable shares (in Shares)				995,118